Document and Entity Information	Dec. 12, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 12, 2024
Entity Registrant Name	CADENCE DESIGN SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-15867
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	2655 Seely Avenue,
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	943-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CDNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000813672
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by Cadence Design Systems, Inc. (“Cadence”) to amend its Current Report on Form 8-K dated December 12, 2024 (the “Original Filing”) to report the committee assignment of Moshe Gavrielov, whose appointment to the Board of Directors of Cadence was announced in the Original Filing.